Group Cash Flow Statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Cash generated from operating activities	£ 4,122	£ 4,522
Dividends received from associates	196	202
Tax paid	(1,153)	(1,349)
Net cash generated from operating activities	3,165	3,375
Cash flows from investing activities
Interest received	84	78
Purchases of property, plant and equipment	(116)	(110)
Proceeds on disposal of property, plant and equipment	50	22
Purchases of intangibles	(31)	(21)
Purchases of investments	(206)	(433)
Proceeds on disposals of investments	99	543
Investment in associates and acquisitions of other subsidiaries net of cash acquired	(24)	(38)
Net proceeds from disposal of shares in associate, net of tax	1,577	0
Net cash generated from investing activities	1,433	41
Cash flows from financing activities
Interest paid on borrowings and financing related activities	(889)	(855)
Interest element of lease liabilities	(18)	(14)
Capital element on lease liabilities	(83)	(80)
Proceeds from increases in and new borrowings	2,370	2,054
Reductions in and repayments of borrowings	(1,502)	(1,050)
Outflows relating to derivative financial instruments	(115)	(429)
Purchases of own shares - share buy-back programme	(366)	0
Purchases of own shares held in employee share ownership trusts	(93)	(110)
Dividends paid to owners of the parent	(2,605)	(2,479)
Dividends paid to non-controlling interests	(62)	(59)
Other	5	(1)
Net cash used in financing activities	(3,358)	(3,023)
Net cash flows generated from operating, investing and financing activities	1,240	393
Transferred from held-for-sale	0	4
Differences on exchange	(63)	(171)
Increase in net cash and cash equivalents in the year	1,177	226
Net cash and cash equivalents at 1 January	4,517	3,337
Net cash and cash equivalents at period end	5,694	3,563
Cash and cash equivalents per balance sheet	5,934	3,681
Overdrafts and accrued interest	(240)	(118)
Net cash and cash equivalents at period end	£ 5,694	£ 3,563